SUPPLEMENT DATED OCTOBER 1, 2004 TO THE
                                                  PIONEER ANNUISTAR PLUS ANNUITY
                                                    PROSPECTUS DATED MAY 3, 2004


The following information supplements, and to the extent inconsistent therewith, replaces the information in the Pioneer Annuistar Plus Annuity prospectus. Please retain this supplement and keep it with the prospectus for future reference.

THE PURCHASE PAYMENTS CREDITS PARAGRAPH IN THE "SUMMARY" SECTION OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

PURCHASE PAYMENT CREDITS. For contracts issued between May 1, 2003 and December 31, 2004, if the Contract Owner or the Annuitant is age 80 or less at the time the payment is made, you will receive a Purchase Payment Credit equal to 6.0% of the Purchase Payment. For Contracts issued prior to May 1, 2003, if the Contract Owner or the Annuitant is age 80 or less at the time the payment is made, you will receive a Purchase Payment Credit equal to 4.5% of the Purchase Payment. The expenses for a contract with Purchase Payment Credits are higher than a similar contract without Purchase Payment Credits, and the additional expenses attributable to the credits may more than offset the amount of the Purchase Payment Credit.

THE FIRST TWO PARAGRAPHS OF THE SECTION OF THE PROSPECTUS ENTITLED "PURCHASE PAYMENT CREDITS" IS DELETED AND REPLACED WITH THE FOLLOWING:

For Contracts issued between May 1, 2003 and December 31, 2004, for each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. This credit will equal 6.0% of the Purchase Payment.

For Contracts issued prior to May 1, 2003, for each Purchase Payment you make, we will add a credit to your Contract Value whenever the greater age of the Contract Owner or Annuitant is 80 or less at the time the Purchase Payment is received. The credit will equal 4.5% of the Purchase Payment.



October 2004                                              15448-02-1004
L-24420